UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Debt Fund

September 30, 2015

1.924256.104
SED-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.0%
		Principal Amount(a)	Value
Argentina - 2.8%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		$3,885,210	$4,001,766
10.75% 12/1/20 (Reg. S)		396,900	408,807
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		1,749,947	1,837,445
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	203,975
11.5% 7/20/20 (Reg. S)		10,000	11,000
Pan American Energy LLC 7.875% 5/7/21 (b)		1,605,000	1,588,469
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		7,927,345	7,907,526
YPF SA:
8.5% 7/28/25 (b)		3,685,000	3,196,738
8.75% 4/4/24 (b)		7,395,000	6,535,701
8.875% 12/19/18 (b)		2,185,000	2,108,525

TOTAL ARGENTINA			27,799,952

Azerbaijan - 0.1%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,250,000	1,090,636
Bailiwick of Jersey - 0.7%
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		7,150,000	6,747,813
5.625% 4/29/20 (Reg. S)		550,000	519,063

TOTAL BAILIWICK OF JERSEY			7,266,876

Bangladesh - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		5,280,000	5,253,600
Bermuda - 0.2%
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		1,690,000	1,436,500
Brazil - 0.5%
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (b)		3,270,000	2,958,369
5.75% 9/26/23 (b)		2,490,000	2,054,250

TOTAL BRAZIL			5,012,619

British Virgin Islands - 0.9%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (b)	BRL	18,407,000	4,081,159
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		5,525,000	4,447,625
4.875% 10/7/20 (Reg. S)		300,000	241,500

TOTAL BRITISH VIRGIN ISLANDS			8,770,284

Canada - 0.4%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		10,773,000	3,878,280
Sino-Forest Corp. 6.25% 10/21/17 (b)(c)		3,220,000	0

TOTAL CANADA			3,878,280

Cayman Islands - 0.9%
Petrobras International Finance Co. Ltd.:
5.875% 3/1/18		3,655,000	3,015,375
6.875% 1/20/40		9,865,000	6,412,250

TOTAL CAYMAN ISLANDS			9,427,625

Georgia - 1.1%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (b)		5,015,000	5,161,237
7.75% 7/5/17 (Reg. S)		1,100,000	1,132,076
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (b)		2,435,000	2,435,000
6.875% 5/16/17 (Reg. S)		450,000	450,000
JSC Georgian Railway 7.75% 7/11/22 (b)		1,365,000	1,373,531

TOTAL GEORGIA			10,551,844

Indonesia - 1.6%
PT Pertamina Persero:
4.3% 5/20/23 (b)		1,430,000	1,304,658
4.3% 5/20/23 (Reg S.)		1,000,000	912,348
4.875% 5/3/22 (b)		2,270,000	2,156,430
5.25% 5/23/21 (b)		2,000,000	1,977,546
5.625% 5/20/43 (b)		2,184,000	1,697,767
5.625% 5/20/43 (Reg. S)		900,000	699,629
6% 5/3/42 (b)		3,845,000	3,181,184
6.5% 5/27/41 (b)		4,795,000	4,206,884

TOTAL INDONESIA			16,136,446

Ireland - 2.2%
EDC Finance Ltd. 4.875% 4/17/20 (b)		4,640,000	3,944,000
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,645,000	1,548,274
MTS International Funding Ltd. 8.625% 6/22/20 (b)		6,545,000	7,078,418
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		9,475,000	9,670,450

TOTAL IRELAND			22,241,142

Kazakhstan - 1.0%
KazMunaiGaz Finance Sub BV:
6% 11/7/44 (b)		1,820,000	1,333,150
7% 5/5/20 (b)		1,300,000	1,314,950
KazMunaiGaz National Co. 5.75% 4/30/43 (b)		3,020,000	2,181,950
Zhaikmunai International BV:
7.125% 11/13/19 (b)		5,825,000	4,660,000
7.125% 11/13/19 (Reg. S)		450,000	360,000

TOTAL KAZAKHSTAN			9,850,050

Korea (South) - 0.2%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	104,200,000	1,580,518
Luxembourg - 2.2%
EVRAZ Group SA:
6.5% 4/22/20 (b)		4,360,000	4,073,199
9.5% 4/24/18 (Reg. S)		6,525,000	6,822,083
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,255,000	2,328,288
SB Capital SA 5.5% 2/26/24 (b)(d)		5,530,000	4,686,675
TMK Capital SA:
6.75% 4/3/20 (Reg. S)		2,000,000	1,748,000
7.75% 1/27/18		2,920,000	2,847,000

TOTAL LUXEMBOURG			22,505,245

Mexico - 6.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	62,900,000	3,545,564
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,600,000	1,584,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,655,000	9,051,563
6.625% 6/15/38		285,000	260,063
8.625% 12/1/23 (d)		320,000	378,080
Petroleos Mexicanos:
3.5% 1/30/23		3,355,000	3,019,500
4.875% 1/24/22		3,035,000	3,005,287
4.875% 1/18/24		2,820,000	2,729,478
5.5% 1/21/21		2,330,000	2,449,879
5.5% 6/27/44 (b)		2,520,000	2,022,300
5.5% 6/27/44		5,455,000	4,377,638
6.375% 1/23/45		7,855,000	7,056,932
6.5% 6/2/41		8,920,000	8,204,616
6.625% (b)(e)		15,980,000	15,181,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,285,000	4,650,800

TOTAL MEXICO			67,516,700

Netherlands - 3.5%
GTB Finance BV:
6% 11/8/18 (b)		6,375,000	5,834,528
7.5% 5/19/16 (b)		2,650,000	2,677,030
HSBK BV:
7.25% 5/3/17 (b)		4,080,000	4,130,559
7.25% 5/3/17 (Reg. S)		550,000	556,816
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,675,000	1,687,663
Metinvest BV:
8.75% 2/14/18 (Reg. S)		1,235,000	697,158
10.5% 11/28/17 (b)		8,205,000	4,840,950
10.5% 11/28/17 (Reg. S)		487,000	287,330
Nord Gold NV 6.375% 5/7/18 (b)		4,490,000	4,485,510
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		4,295,000	3,414,525
Petrobras Global Finance BV:
2.4288% 1/15/19 (d)		740,000	510,600
3% 1/15/19		4,215,000	3,045,338
VimpelCom Holdings BV:
9% 2/13/18 (b)	RUB	51,790,000	724,743
9% 2/13/18 (Reg S.)	RUB	130,710,000	1,829,140

TOTAL NETHERLANDS			34,721,890

Nigeria - 0.6%
Zenith Bank PLC 6.25% 4/22/19 (b)		7,110,000	6,399,000
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (b)		3,300,000	3,370,853
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,105,000	2,005,013
Turkey - 0.3%
Finansbank A/S 5.5% 5/11/16 (Reg. S)		3,300,000	3,320,196
United Kingdom - 0.5%
Afren PLC:
6.625% 12/9/20 (b)(c)		3,725,000	55,875
10.25% 4/8/19 (Reg. S) (c)		5,114,000	76,710
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	79,040
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		5,970,000	3,880,500
10.375% 4/7/19 (b)		900,000	585,000

TOTAL UNITED KINGDOM			4,677,125

United States of America - 0.2%
Southern Copper Corp. 7.5% 7/27/35		2,350,000	2,280,534
Venezuela - 4.4%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,890,000	2,201,355
5.5% 4/12/37		1,725,000	539,063
6% 11/15/26 (b)		3,745,000	1,198,213
8.5% 11/2/17 (b)		44,635,000	29,793,863
8.5% 11/2/17 (Reg. S)		3,600,000	2,403,000
9% 11/17/21 (Reg. S)		2,515,000	899,113
9.75% 5/17/35 (b)		11,925,000	4,322,813
12.75% 2/17/22 (b)		6,585,000	2,900,693

TOTAL VENEZUELA			44,258,113

TOTAL NONCONVERTIBLE BONDS
(Cost $379,458,004)			321,351,041

Government Obligations - 59.8%
Argentina - 8.4%
Argentine Republic:
7% 4/17/17		49,955,000	48,717,202
8.28% 12/31/33 (c)		5,594,132	5,664,058
8.75% 6/2/17 (c)		5,745,000	5,773,725
Buenos Aires Province:
9.375% 9/14/18 (b)		2,610,000	2,551,275
9.95% 6/9/21		2,475,000	2,326,500
10.875% 1/26/21 (b)		100,000	97,500
10.875% 1/26/21 (Reg. S)		9,060,000	8,833,500
City of Buenos Aires:
8.95% 2/19/21 (b)		3,400,000	3,493,500
9.95% 3/1/17 (b)		1,490,000	1,534,700
Provincia de Cordoba 12.375% 8/17/17 (b)		5,240,000	5,292,400

TOTAL ARGENTINA			84,284,360

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		4,721,000	4,468,427
7.15% 3/26/25 (b)		2,200,000	2,075,084

TOTAL ARMENIA			6,543,511

Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (b)		1,300,000	1,215,500
Belarus - 1.3%
Belarus Republic 8.95% 1/26/18		12,835,000	12,802,913
Bolivia - 0.1%
Plurinational State of Bolivia:
5.95% 8/22/23 (b)		970,000	1,008,800
5.95% 8/22/23		55,000	57,200

TOTAL BOLIVIA			1,066,000

Brazil - 4.1%
Brazilian Federative Republic:
4.25% 1/7/25		8,720,000	7,630,000
5.625% 1/7/41		12,960,000	10,497,600
7.125% 1/20/37		10,765,000	10,065,275
8.25% 1/20/34		12,730,000	13,175,550

TOTAL BRAZIL			41,368,425

Colombia - 2.1%
Colombian Republic:
4.375% 3/21/23	COP	15,077,000,000	3,998,978
5% 6/15/45		2,250,000	1,929,375
5.625% 2/26/44		2,375,000	2,220,625
6.125% 1/18/41		1,520,000	1,504,800
7.375% 9/18/37		3,000,000	3,367,500
10.375% 1/28/33		5,384,000	7,623,744

TOTAL COLOMBIA			20,645,022

Congo - 0.9%
Congo Republic 4% 6/30/29 (f)		11,086,785	8,958,122
Costa Rica - 0.7%
Costa Rican Republic:
4.25% 1/26/23 (b)		550,000	475,750
5.625% 4/30/43 (b)		730,000	544,763
7% 4/4/44 (b)		3,840,000	3,393,600
7.158% 3/12/45 (b)		2,500,000	2,212,500

TOTAL COSTA RICA			6,626,613

Croatia - 1.2%
Croatia Republic:
5.5% 4/4/23 (b)		3,115,000	3,192,875
6% 1/26/24 (b)		1,150,000	1,211,813
6.375% 3/24/21 (b)		2,620,000	2,817,433
6.625% 7/14/20 (b)		1,760,000	1,908,016
6.75% 11/5/19 (b)		2,300,000	2,500,100

TOTAL CROATIA			11,630,237

Dominican Republic - 2.1%
Dominican Republic:
1.25% 8/30/24 (d)		7,495,000	7,318,868
5.5% 1/27/25 (b)		2,440,000	2,354,600
6.85% 1/27/45 (b)		3,620,000	3,484,250
7.45% 4/30/44 (b)		4,385,000	4,483,663
7.5% 5/6/21 (b)		3,060,000	3,274,200

TOTAL DOMINICAN REPUBLIC			20,915,581

El Salvador - 0.1%
El Salvador Republic:
7.625% 2/1/41 (b)		575,000	525,406
7.65% 6/15/35 (Reg. S)		575,000	512,469

TOTAL EL SALVADOR			1,037,875

Georgia - 0.1%
Georgia Republic 6.875% 4/12/21 (b)		1,475,000	1,519,250
Hungary - 1.0%
Hungarian Republic:
5.375% 3/25/24		1,704,000	1,848,840
5.75% 11/22/23		2,793,000	3,107,213
7.625% 3/29/41		4,028,000	5,347,170

TOTAL HUNGARY			10,303,223

Indonesia - 3.6%
Indonesian Republic:
3.375% 4/15/23 (b)		1,615,000	1,471,664
4.875% 5/5/21 (b)		2,365,000	2,441,796
5.25% 1/17/42 (b)		3,195,000	2,861,599
5.375% 10/17/23		1,450,000	1,498,894
6.625% 2/17/37 (b)		3,675,000	3,864,648
6.75% 1/15/44 (b)		3,645,000	3,867,746
7.75% 1/17/38 (b)		8,070,000	9,470,783
7.875% 4/15/19	IDR	14,956,000,000	969,465
8.5% 10/12/35 (Reg. S)		7,645,000	9,593,527

TOTAL INDONESIA			36,040,122

Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,610,000	7,992,974
Ivory Coast - 0.9%
Ivory Coast 5.75% 12/31/32		10,015,000	8,670,667
Kazakhstan - 0.4%
Kazakhstan Republic:
5.125% 7/21/25 (b)		2,340,000	2,252,718
6.5% 7/21/45 (b)		1,650,000	1,549,598

TOTAL KAZAKHSTAN			3,802,316

Lebanon - 1.1%
Lebanese Republic:
4% 12/31/17		5,613,750	5,537,515
5.45% 11/28/19		2,760,000	2,716,282
6.375% 3/9/20		2,570,000	2,638,619

TOTAL LEBANON			10,892,416

Mexico - 2.7%
United Mexican States:
4.6% 1/23/46		1,820,000	1,619,800
4.75% 3/8/44		6,333,000	5,778,863
5.55% 1/21/45		1,640,000	1,678,950
6.05% 1/11/40		8,472,000	9,276,840
6.5% 6/10/21	MXN	41,850,000	2,592,294
6.75% 9/27/34		5,565,000	6,650,175

TOTAL MEXICO			27,596,922

Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,075,000	3,844,763
Nigeria - 0.3%
Central Bank of Nigeria warrants 11/15/20 (g)(h)		3,750	456,963
Republic of Nigeria 5.125% 7/12/18 (b)		3,070,000	2,947,200

TOTAL NIGERIA			3,404,163

Pakistan - 1.4%
Islamic Republic of Pakistan:
7.125% 3/31/16 (b)		4,881,000	4,942,135
7.125% 3/31/16 (Reg. S)		100,000	101,253
7.25% 4/15/19 (b)		6,165,000	6,324,834
8.25% 4/15/24 (b)		1,150,000	1,202,217
8.25% 9/30/25 (b)		1,625,000	1,657,253

TOTAL PAKISTAN			14,227,692

Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		1,120,000	1,332,800
8.875% 9/30/27		640,000	880,000
9.375% 4/1/29		1,170,000	1,683,338

TOTAL PANAMA			3,896,138

Peru - 0.6%
Peruvian Republic:
4% 3/7/27 (f)		3,350,000	3,350,000
8.75% 11/21/33		1,830,000	2,580,300

TOTAL PERU			5,930,300

Philippines - 0.8%
Philippine Republic:
7.75% 1/14/31		3,020,000	4,280,004
9.5% 2/2/30		2,670,000	4,241,308

TOTAL PHILIPPINES			8,521,312

Romania - 0.5%
Romanian Republic:
4.375% 8/22/23 (b)		2,668,000	2,780,056
6.125% 1/22/44 (b)		1,738,000	2,020,425

TOTAL ROMANIA			4,800,481

Russia - 5.3%
Russian Federation:
4.875% 9/16/23 (b)		5,875,000	5,923,998
5% 4/29/20 (b)		3,325,000	3,437,219
5.625% 4/4/42 (b)		4,000,000	3,740,800
5.875% 9/16/43 (b)		6,200,000	5,975,870
7.5% 3/31/30 (Reg. S)		8,596,262	10,111,354
12.75% 6/24/28 (Reg. S)		15,595,000	24,487,269

TOTAL RUSSIA			53,676,510

Serbia - 0.9%
Republic of Serbia:
5.875% 12/3/18 (b)		1,450,000	1,513,438
6.75% 11/1/24 (b)		5,514,838	5,616,863
7.25% 9/28/21 (b)		2,200,000	2,464,000

TOTAL SERBIA			9,594,301

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		1,050,000	1,032,985
5.875% 7/25/22 (b)		1,545,000	1,490,953
6% 1/14/19 (b)		795,000	802,948
6.25% 10/4/20 (b)		3,850,000	3,888,411
6.25% 7/27/21 (b)		1,620,000	1,615,733

TOTAL SRI LANKA			8,831,030

Tanzania - 0.1%
United Republic of Tanzania 6.5375% 3/9/20 (d)		990,000	938,025
Turkey - 5.6%
Turkish Republic:
3.25% 3/23/23		1,250,000	1,112,213
4.875% 4/16/43		1,675,000	1,394,438
5.125% 3/25/22		2,815,000	2,846,500
5.625% 3/30/21		3,535,000	3,689,656
6.25% 9/26/22		3,125,000	3,339,844
6.75% 5/30/40		3,965,000	4,222,725
6.875% 3/17/36		8,220,000	8,889,930
7% 3/11/19		1,345,000	1,477,254
7.25% 3/5/38		5,545,000	6,258,919
7.375% 2/5/25		8,405,000	9,613,219
7.5% 11/7/19		6,105,000	6,858,662
8% 2/14/34		1,900,000	2,294,250
11.875% 1/15/30		2,820,000	4,497,900

TOTAL TURKEY			56,495,510

Ukraine - 1.3%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (b)		1,545,000	1,152,573
Ukraine Government:
7.75% 9/23/20 (b)		1,710,000	1,375,256
7.8% 11/28/22 (b)		4,945,000	3,789,189
7.95% 2/23/21 (b)		1,975,000	1,549,445
9.25% 7/24/17 (b)		6,455,000	4,995,651

TOTAL UKRAINE			12,862,114

United States of America - 4.2%
U.S. Treasury Bonds 2.5% 2/15/45		12,395,000	11,419,538
U.S. Treasury Notes 1.375% 4/30/20		30,350,000	30,434,161

TOTAL UNITED STATES OF AMERICA			41,853,699

Uruguay - 0.4%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,530,000	4,412,500
Venezuela - 3.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		57,010	356,313
5.75% 2/26/16 (Reg S.)		18,305,000	15,421,963
9% 5/7/23 (Reg. S)		4,005,000	1,371,713
9.25% 9/15/27		2,510,000	978,900
9.25% 5/7/28 (Reg. S)		3,420,000	1,154,250
9.375% 1/13/34		2,490,000	859,050
11.75% 10/21/26 (Reg. S)		4,945,000	1,916,188
11.95% 8/5/31 (Reg. S)		15,365,000	6,030,763
12.75% 8/23/22		7,550,000	3,227,625
13.625% 8/15/18		968,000	551,760

TOTAL VENEZUELA			31,868,525

Vietnam - 1.2%
Vietnamese Socialist Republic:
1.3725% 3/12/16 (d)		381,825	374,189
4% 3/12/28 (f)		10,386,000	9,944,595
4.8% 11/19/24 (b)		1,580,000	1,493,407

TOTAL VIETNAM			11,812,191

TOTAL GOVERNMENT OBLIGATIONS
(Cost $634,179,163)			600,881,303

Supranational Obligations - 0.1%
European Bank for Reconstruction & Development 6% 3/3/16 (Cost $1,176,297)	INR	75,500,000	1,144,940

Sovereign Loan Participations - 0.6%
Indonesia - 0.6%
Indonesian Republic loan participation:
Goldman Sachs 1.25% 12/14/19 (d)		3,229,375	3,164,788
Mizuho 1.25% 12/14/19 (d)		2,608,246	2,556,081

TOTAL INDONESIA

(Cost $5,664,265)			5,720,869

Preferred Securities - 1.5%
Brazil - 0.3%
Cosan Overseas Ltd. 8.25% (e)		3,790,000	2,985,707
British Virgin Islands - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(e)		1,895,000	1,280,309
8.625% (Reg. S) (e)		300,000	202,688

TOTAL BRITISH VIRGIN ISLANDS			1,482,997

Cayman Islands - 1.0%
Banco Do Brasil SA 9% (b)(d)(e)		2,515,000	1,528,843
CSN Islands XII Corp. 7% (Reg. S) (e)		5,115,000	1,862,057
Odebrecht Finance Ltd.:
7.5% (b)(e)		11,385,000	6,812,555
7.5% (Reg. S) (e)		300,000	179,551

TOTAL CAYMAN ISLANDS			10,383,006

TOTAL PREFERRED SECURITIES
(Cost $23,790,474)			14,851,710
		Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $47,376,511)		47,376,511	47,376,511
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $1,091,644,714)			991,326,374
NET OTHER ASSETS (LIABILITIES) - 1.3%			12,579,581
NET ASSETS - 100%			$1,003,905,955

Currency Abbreviations

BRL – Brazilian real

COP – Colombian peso

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $388,687,403 or 38.7% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Quantity represents share amount.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,460
Total	$51,460

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$321,351,041	$--	$321,351,041	$--
Government Obligations	600,881,303	--	596,800,801	4,080,502
Supranational Obligations	1,144,940	--	1,144,940	--
Sovereign Loan Participations	5,720,869	--	--	5,720,869
Preferred Securities	14,851,710	--	14,851,710	--
Money Market Funds	47,376,511	47,376,511	--	--
Total Investments in Securities:	$991,326,374	$47,376,511	$934,148,492	$9,801,371

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Government Obligations:
Beginning Balance	$15,755,953
Net Realized Gain (Loss) on Investment Securities	(31,624)
Net Unrealized Gain (Loss) on Investment Securities	(113,939)
Cost of Purchases	--
Proceeds of Sales	(3,626,350)
Amortization/Accretion	36,213
Transfers into Level 3	--
Transfers out of Level 3	(7,939,751)
Ending Balance	$4,080,502
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$(163,757)

Other Investments in Securities:
Beginning Balance	$7,510,538
Net Realized Gain (Loss) on Investment Securities	7,706
Net Unrealized Gain (Loss) on Investment Securities	43,092
Cost of Purchases	--
Proceeds of Sales	(243,234)
Amortization/Accretion	30,078
Transfers into Level 3	--
Transfers out of Level 3	(1,627,311)
Ending Balance	$5,720,869
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2015	$43,092

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $1,077,515,529. Net unrealized depreciation aggregated $86,189,155, of which $25,932,133 related to appreciated investment securities and $112,121,288 related to depreciated investment securities.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015